Share-Based Payment (Details 3) - Option pricing model [Member]	12 Months Ended
	Dec. 31, 2018	[1]	Dec. 31, 2017
Schedule of Share Based Payment Award [Line Items]
Dividend yield			0.00%
Expected volatility			76.80%
Risk-free interest			1.87%
Expected life (years)			10 years

[1]	There were no new grants in 2018.